LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Schedule of right-of-use assets
Carrying amounts of the right-of-use assets including the movements during the period from January 1 through December 31, 2024:

In millions	Land	Buildings	Machinery and equipment	Total Right-of-use assets
Initial cost at January 1, 2024	$0.2	$538.9	$55.0	$594.1
Additions	0.1	279.7	8.6	288.4
Modifications	—	22.9	0.4	23.3
Disposal of subsidiary	—	(5.7)	—	(5.7)
Translation differences	—	(31.5)	(3.9)	(35.4)
Balance at December 31, 2024	$0.3	$804.3	$60.1	$864.7
Accumulated depreciation at January 1, 2024	$0.0	$236.6	$40.4	$277.0
Depreciation during the period	0.1	115.3	9.3	124.7
Modifications	—	(39.3)	(2.2)	(41.5)
Disposal of subsidiary	—	(3.9)	—	(3.9)
Translation differences	—	(12.9)	(3.0)	(15.9)
Balance at December 31, 2024	0.1	295.8	44.5	340.4
Total balance at December 31, 2024	$0.2	$508.5	$15.6	$524.3
Carrying amounts of the right-of-use assets including the movements during the period from January 1, through December 31, 2023:

In millions	Land	Buildings	Machinery and equipment	Total Right-of-use assets
Initial cost at January 1, 2023	$0.2	$359.7	$50.7	$410.6
Additions	—	175.7	7.4	183.1
Modifications	—	(0.8)	(5.1)	(5.9)
Translation differences	—	4.3	2.0	6.3
Balance at December 31, 2023	$0.2	$538.9	$55.0	$594.1
Accumulated depreciation at January 1, 2023	0.0	190.8	36.2	227.0
Depreciation during the period	0.0	79.0	8.4	87.4
Modifications	—	(35.5)	(5.6)	(41.1)
Translation differences	—	2.2	1.4	3.7
Balance at December 31, 2023	0.0	236.6	40.4	277.0
Total Balance at December 31, 2023	$0.2	$302.3	$14.6	$317.1

Schedule of lease liabilities
Carrying amounts of the lease liabilities including movements during the period from January 1, 2023 through December 31, 2024:

In millions	2024	2023
Balance at January 1,	$339.8	$196.5
Additions and modifications	320.4	218.7
Disposal of subsidiary	(2.0)	—
Interest expense	22.4	12.2
Payments	(124.7)	(87.5)
Balance at December 31,	$555.9	$339.8

Schedule of leases expenses recognized in the consolidated statement of income and loss and other comprehensive income and loss
Lease expenses recognized in the consolidated statement of income and loss and other comprehensive income and loss:

	For the year ended December 31,
In millions	2024	2023	2022
Right-of-use depreciation expenses included in cost of goods sold	$4.0	$2.1	$1.7
Right-of-use depreciation expenses included in operating expenses	120.7	85.3	71.5
Rent expenses relating to short-term leases	9.0	7.2	4.1
Rent expenses relating to leases of low-value assets, excluding short-term leases of low-value assets	3.7	2.2	0.9
Rent expenses for variable leases	6.3	4.5	15.7
Covid-19 rent concessions	—	—	(0.2)
Operating profit	$143.7	$101.3	$93.7

Interest on lease liabilities	$22.4	$12.2	$8.5

Schedule of maturity analysis of operating lease payments
Maturities of lease liabilities are summarized as follows:

In millions	December 31, 2024
2025	$123.5
2026	104.8
2027	84.4
2028	73.7
2029	68.6
Thereafter	255.7
Total lease payments	$710.7
Less: present value adjustment	(154.8)
Present value of lease liabilities	$555.9
The Company’s commitments resulting from leases were as follows:

In millions	December 31, 2024	December 31, 2023
The future minimum payments of non-cancellable leases:
Not later than one year	$10.6	$11.0
Later than one year but not later than five years	4.4	4.7
Later than five years	0.6	0.6
Total	$15.6	$16.3